Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consists of the following:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2015	2016
	HK$	HK$	HK$

Current tax
- Hong Kong	1,303	62	81
- PRC	-	-	118
- Other countries	1,866	232	1,042
	3,169	294	1,241

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2015	2016
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rate	201	(4,349)	(69)
Current tax in other jurisdictions	1,866	232	1,160
Effect of income not chargeable for tax purpose	(663)	(90)	(152)
Effect of expenses not deductible for tax purpose	3	4,401	-
Tax effect of unused tax losses not recognized	459	-	221
Under provision in previous years	1,303	100	81
	3,169	294	1,241